T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 9.50%, 11/12/25 (USD)  1,835,000 1,871
Total Angola (Cost
$1,814
)
1,871
BRAZIL 7.7%
Government Bonds 7.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  9,785,000 1,951
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  47,635,000 9,460
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  12,226,000 2,386
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  23,550,000 4,519
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  18,795,000 3,567
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  12,726,000 2,386
Total Brazil (Cost
$24,236
)
24,269
CHINA 5.0%
Convertible Bonds 0.1%
H World Group, 3.00%, 5/1/26 (USD)  315,000 363
363
Corporate Bonds 0.1%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 91
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(2) 1,000,000 26
117
Government Bonds 4.8%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 840
People's Republic of China, Series INBK, 2.62%, 4/15/28  21,000,000 2,947
People's Republic of China, Series INBK, 3.01%, 5/13/28  19,000,000 2,711
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,239
People's Republic of China, Series 1915, 3.13%, 11/21/29  52,050,000 7,524
15,261
Total China (Cost
$17,332
)
15,741
COLOMBIA 6.9%
Corporate Bonds 0.5%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (3) 1,862,000,000 470
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,105
1,575

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 6.3%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 6,556
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 557
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 567
Republic of Colombia, Series B, 7.25%, 10/18/34  10,801,300,000 2,278
Republic of Colombia, Series B, 13.25%, 2/9/33  17,707,200,000 5,393
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 4,589
19,940
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (USD) (2)(4) † 23
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $247 (USD) (2)(4) † 330
353
Total Colombia (Cost
$19,539
)
21,868
CZECH REPUBLIC 4.8%
Government Bonds 4.8%
Czech Republic, Series 49, 4.20%, 12/4/36  53,930,000 2,354
Czech Republic, Series 78, 2.50%, 8/25/28  115,510,000 4,691
Czech Republic, Series 103, 2.00%, 10/13/33  221,110,000 8,024
Total Czech Republic (Cost
$15,377
)
15,069
EGYPT 0.7%
Government Bonds 0.7%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 493
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  21,150,000 397
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  68,225,000 1,216
Total Egypt (Cost
$3,047
)
2,106
EL SALVADOR 0.6%
Government Bonds 0.6%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  2,024,000 1,946
Total El Salvador (Cost
$1,935
)
1,946

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 3.4%
Government Bonds 3.4%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,107,090,000 2,799
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,811,620,000 3,973
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  403,530,000 955
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,379,440,000 2,671
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 398
Total Hungary (Cost
$10,825
)
10,796
INDIA 1.6%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,562
1,562
Government Bonds 1.1%
Republic of India, 6.54%, 1/17/32  113,970,000 1,326
Republic of India, 7.26%, 8/22/32  61,500,000 745
Republic of India, 7.26%, 2/6/33  115,000,000 1,398
3,469
Total India (Cost
$5,462
)
5,031
INDONESIA 10.7%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (3) 46,100,000,000 3,208
3,208
Government Bonds 9.7%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  45,766,000,000 2,883
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  52,375,000,000 3,693
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  115,957,000,000 8,168
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  65,138,000,000 4,194
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  41,772,000,000 2,784
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  24,400,000,000 1,516
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  90,570,000,000 5,512
Republic of Indonesia, Series 100, 6.625%, 2/15/34  27,300,000,000 1,708
30,458
Total Indonesia (Cost
$35,364
)
33,666

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  830,000 829
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (3) 790,000 786
Total Ivory Coast (Cost
$1,565
)
1,615
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 4.95%, 7/7/25 (USD)  1,605,000 1,561
Total Jordan (Cost
$1,561
)
1,561
KENYA 0.5%
Government Bonds 0.5%
Republic of Kenya, Series 7Y, 17.933%, 5/6/30  218,050,000 1,603
Total Kenya (Cost
$1,419
)
1,603
LITHUANIA 0.3%
Government Bonds 0.3%
Republic of Lithuania, 3.50%, 2/13/34  820,000 880
Total Lithuania (Cost
$873
)
880
MALAYSIA 5.6%
Government Bonds 5.6%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  7,305,000 1,515
Government of Malaysia, Series 0123, 4.457%, 3/31/53  2,180,000 481
Government of Malaysia, Series 0318, 4.642%, 11/7/33  7,800,000 1,751
Government of Malaysia, Series 0322, 4.504%, 4/30/29  4,490,000 986
Government of Malaysia, Series 0411, 4.232%, 6/30/31  14,569,000 3,167
Government of Malaysia, Series 0519, 3.757%, 5/22/40  36,945,000 7,591
Government of Malaysia, Series 0713, 4.935%, 9/30/43  9,040,000 2,146
Total Malaysia (Cost
$18,190
)
17,637
MEXICO 5.9%
Government Bonds 5.9%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,780,000 2,620
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 642

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 7.50%, 5/26/33  62,150,000 3,331
United Mexican States, Series M, 8.00%, 7/31/53  8,627,000 444
United Mexican States, Series M, 8.50%, 11/18/38  170,860,000 9,558
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  36,937,027 1,905
Total Mexico (Cost
$17,094
)
18,500
MONTENEGRO 0.3%
Government Bonds 0.3%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (3) 830,000 846
Total Montenegro (Cost
$833
)
846
MOROCCO 0.3%
Government Bonds 0.3%
Kingdom of Morocco, 1.50%, 11/27/31 (EUR)  1,110,000 965
Total Morocco (Cost
$984
)
965
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, Treasury Bill, Series 364D, 23.091%, 3/6/25  3,061,000,000 1,937
Total Nigeria (Cost
$1,630
)
1,937
PERU 4.1%
Government Bonds 4.1%
Republic of Peru, 6.15%, 8/12/32  20,166,000 5,097
Republic of Peru, 6.35%, 8/12/28 (3) 12,228,000 3,368
Republic of Peru, 6.35%, 8/12/28  2,700,000 744
Republic of Peru, 6.90%, 8/12/37  9,184,000 2,348
Republic of Peru, 8.20%, 8/12/26  5,400,000 1,540
Total Peru (Cost
$12,573
)
13,097
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 308
Total Philippines (Cost
$283
)
308

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 4.8%
Government Bonds 4.8%
Republic of Poland, Series 0727, 2.50%, 7/25/27  34,200,000 7,884
Republic of Poland, Series 1029, 2.75%, 10/25/29  7,300,000 1,612
Republic of Poland, Series 1033, 6.00%, 10/25/33  21,410,000 5,580
Total Poland (Cost
$13,661
)
15,076
ROMANIA 4.5%
Corporate Bonds 0.9%
Banca Comerciala Romana, VR, 7.625%, 5/19/27 (EUR) (5) 500,000 569
Banca Transilvania, VR, 7.25%, 12/7/28 (EUR) (5) 550,000 621
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 1,520,000 1,741
2,931
Government Bonds 3.6%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  32,130,000 6,613
Republic of Romania, Series 15YR, 5.80%, 7/26/27  5,100,000 1,096
Republic of Romania, Series 5Y, 4.25%, 4/28/36  10,820,000 1,911
Republic of Romania, Series 8Y, 4.15%, 1/26/28  8,430,000 1,710
11,330
Total Romania (Cost
$13,526
)
14,261
SENEGAL 0.3%
Government Bonds 0.3%
Republic of Senegal, 6.25%, 5/23/33 (USD)  1,115,000 953
Total Senegal (Cost
$942
)
953
SERBIA 0.6%
Government Bonds 0.6%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 958
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  110,700,000 934
Total Serbia (Cost
$2,133
)
1,892
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (5) 300,000 333
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (5) 900,000 1,010
Total Slovenia (Cost
$1,352
)
1,343

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 8.0%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD)  930,000 927
927
Government Bonds 7.7%
Republic of South Africa, Series R186, 10.50%, 12/21/26  16,750,000 909
Republic of South Africa, Series R213, 7.00%, 2/28/31  40,409,000 1,721
Republic of South Africa, Series 2032, 8.25%, 3/31/32  138,083,000 6,088
Republic of South Africa, Series 2035, 8.875%, 2/28/35  207,399,000 8,744
Republic of South Africa, Series 2044, 8.75%, 1/31/44  189,338,000 7,000
24,462
Total South Africa (Cost
$27,576
)
25,389
SRI LANKA 0.9%
Government Bonds 0.9%
Republic of Sri Lanka, 11.00%, 6/1/26  100,000,000 332
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  89,000,000 296
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  105,000,000 352
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  111,000,000 452
Republic of Sri Lanka Treasury Bills, Series 364, 22.25%, 4/5/24  440,000,000 1,463
Total Sri Lanka (Cost
$2,618
)
2,895
SUPRANATIONAL 1.5%
Government Bonds 1.5%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  17,230,000,000 1,077
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,349
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,045
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,328
Total Supranational (Cost
$5,156
)
4,799
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 709
Total Tanzania (Cost
$667
)
709

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 6.1%
Government Bonds 6.1%
Kingdom of Thailand, 1.585%, 12/17/35  262,965,000 6,467
Kingdom of Thailand, 2.00%, 6/17/42  62,500,000 1,504
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,242
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 833
Kingdom of Thailand, 3.65%, 6/20/31  80,667,000 2,381
Kingdom of Thailand, 3.775%, 6/25/32  152,005,000 4,567
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  91,860,048 2,393
Total Thailand (Cost
$21,018
)
19,387
TÜRKIYE 0.4%
Government Bonds 0.4%
Republic of Türkiye, 17.80%, 7/13/33  54,753,000 1,311
Total Türkiye (Cost
$1,500
)
1,311
UNITED STATES 0.1%
Convertible Bonds 0.1%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  3,000,000 349
Total United States (Cost
$359
)
349
URUGUAY 1.1%
Government Bonds 1.1%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 1,007
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 2,421
Total Uruguay (Cost
$3,228
)
3,428
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 10,072,633 10,073
Total Short-Term Investments (Cost $10,073) 10,073

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
EUR / MXN,
Put, 5/10/24 @
MXN18.25 (EUR) (2) 2 4,414 74
HSBC Bank
USD / JPY,
Call, 5/1/24 @
JPY152.00 (2) 1 3,160 17
Total Options Purchased (Cost $38) 91
Total Investments in Securities 92.9%
(Cost $295,783) $ 293,268
Other Assets Less Liabilities 7.1% 22,569
Net Assets 100.0% $ 315,837
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$8,678 and represents 2.7% of net assets.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$353 and represents 0.1% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
BRL Brazilian Real

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Interest Rate Swaps (0.0)%
Brazil (0.0)%
BNP Paribas, 5 Year Interest Rate Swap,
Receive Fixed 10.130% at Maturity, Pay
Variable 10.65%, (BRL CDI) at Maturity,
1/2/29 9,456 (20) — (20)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at Maturity,
Pay Variable 10.65%, (BRL CDI) at
Maturity, 1/4/27 15,395 (20) — (20)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at Maturity,
Pay Variable 10.65%, (BRL CDI) at
Maturity, 1/4/27 11,000 (11) — (11)
Total Brazil — (51)
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.05%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 23 — 23
Total China — 23
Total Bilateral Interest Rate Swaps — (28)
Total Bilateral Swaps — (28)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
Qatar (0.0)%
Protection Bought (Relevant Credit: State
of Qatar), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 (USD) 3,720 (106) (72) (34)
Total Qatar (34)
Saudi Arabia (0.0)%
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 1,860 (42) (26) (16)
Total Saudi Arabia (16)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 2,330 134 139 (5)
Total South Africa (5)
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 3,455 83 143 (60)
Total United States (60)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (115)
Interest Rate Swaps 0.1%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 91 — 91
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 12/16/27 5,200 19 — 19
Total China 110
Foreign/Europe 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.807% Annually, Pay Variable 3.908% (6M
EURIBOR) Semi-Annually, 3/5/29 7,135 37 1 36
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 3.909% (6M
EURIBOR) Semi-Annually, 9/21/28 925 43 — 43
5 Year Interest Rate Swap, Receive Fixed
3.400% Annually, Pay Variable 3.855% (6M
EURIBOR) Semi-Annually, 9/27/28 1,391 68 — 68
30 Year Interest Rate Swap, Pay Fixed
2.447% Annually, Receive Variable 3.908%
(6M EURIBOR) Semi-Annually, 3/4/54 1,462 (36) 1 (37)
Total Foreign/Europe 110
Hungary 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 7.750% (6M
HUF BUBOR) Semi-Annually, 3/18/27 320,000 (7) — (7)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 8.960% (6M
HUF BUBOR) Semi-Annually, 7/27/27 440,000 160 — 160
Total Hungary 153
India (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.252% Semi-Annually, Pay Variable
7.900% (1 Day INR MIBOR) Semi-Annually,
12/15/28 130,615 (6) — (6)
Total India (6)
Mexico (0.1)%
3 Year Interest Rate Swap, Receive Fixed
9.100% 28 Days, Pay Variable 11.494%
(MXIBTIIE) 28 Days, 1/28/27 23,702 1 — 1
3 Year Interest Rate Swap, Receive Fixed
9.150% 28 Days, Pay Variable 11.249%
(MXIBTIIE) 28 Days, 1/28/27 23,702 (6) — (6)
3 Year Interest Rate Swap, Receive Fixed
9.185% 28 Days, Pay Variable 11.478%
(MXIBTIIE) 28 Days, 3/2/27 53,000 (13) — (13)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 11.247%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (50) — (50)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 11.488%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (71) 1 (72)
5 Year Interest Rate Swap, Receive Fixed
8.655% 28 Days, Pay Variable 11.478%
(MXIBTIIE) 28 Days, 12/19/28 13,620 (8) — (8)
5 Year Interest Rate Swap, Receive Fixed
9.090% 28 Days, Pay Variable 11.485%
(MXIBTIIE) 28 Days, 11/6/28 36,824 13 — 13
5 Year Interest Rate Swap, Receive Fixed
9.285% 28 Days, Pay Variable 11.249%
(MXIBTIIE) 28 Days, 11/1/28 50,000 44 — 44
7 Year Interest Rate Swap, Receive Fixed
8.530% 28 Days, Pay Variable 11.249%
(MXIBTIIE) 28 Days, 3/21/30 30,000 (22) — (22)
8 Year Interest Rate Swap, Receive Fixed
8.690% 28 Days, Pay Variable 11.249%
(MXIBTIIE) 28 Days, 3/22/32 110,222 (18) — (18)
Total Mexico (131)
Total Centrally Cleared Interest Rate Swaps 236

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.349% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/24/28 1,010 11 — 11
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.608% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/17/28 960 1 — 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 380 (5) — (5)
Total United States 7
Total Centrally Cleared Zero-Coupon Inflation Swaps 7
Total Centrally Cleared Swaps 128
Net payments (receipts) of variation margin to date (138)
Variation margin receivable (payable) on centrally cleared swaps $ (10)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/5/24 IDR 25,373,677 USD 1,629 $ (30)
Bank of America 4/9/24 TRY 49,625 USD 1,497 16
Bank of America 4/12/24 CZK 40,113 USD 1,762 (52)
Bank of America 4/12/24 MXN 149,687 USD 8,741 243
Bank of America 4/12/24 USD 1,642 ZAR 30,794 18
Bank of America 4/12/24 ZAR 11,230 USD 588 4
Bank of America 5/17/24 USD 1,646 PLN 6,570 2
Bank of America 6/7/24 MYR 68,051 USD 14,269 35
Bank of America 6/7/24 THB 56,501 USD 1,584 (27)
Bank of America 6/7/24 USD 155 MYR 728 2
Bank of America 6/7/24 USD 1,018 UYU 40,331 (47)
Barclays Bank 4/3/24 USD 2,845 TWD 87,510 111
Barclays Bank 4/5/24 KRW 5,114,169 USD 3,895 (97)
Barclays Bank 4/5/24 USD 3,115 KRW 4,196,737 (2)
Barclays Bank 4/9/24 TRY 44,752 USD 1,370 (6)
Barclays Bank 4/12/24 USD 835 HUF 304,116 2
Barclays Bank 4/12/24 ZAR 38,112 USD 2,033 (23)
Barclays Bank 5/24/24 GBP 1,878 USD 2,396 (25)
Barclays Bank 5/24/24 USD 878 EUR 813 (1)
Barclays Bank 5/24/24 USD 3,157 GBP 2,505 (5)
Barclays Bank 6/4/24 BRL 11,193 USD 2,243 (25)
Barclays Bank 6/7/24 USD 316 PHP 17,727 1
Barclays Bank 6/14/24 CNH 29,578 USD 4,135 (47)
Barclays Bank 7/5/24 KRW 4,196,737 USD 3,130 (4)
BNP Paribas 4/5/24 USD 1,599 KRW 2,147,226 5
BNP Paribas 4/12/24 CZK 138,586 USD 6,140 (231)
BNP Paribas 4/12/24 HUF 49,819 USD 136 —
BNP Paribas 4/12/24 USD 2,187 MXN 37,612 (70)
BNP Paribas 4/12/24 USD 2,401 ZAR 45,028 27
BNP Paribas 4/19/24 USD 1,602 CHF 1,366 84
BNP Paribas 5/10/24 CLP 769,935 USD 794 (9)
BNP Paribas 6/4/24 USD 342 BRL 1,712 2
BNP Paribas 6/7/24 THB 176,187 USD 4,936 (79)
BNP Paribas 6/7/24 USD 1,586 THB 56,856 18
BNP Paribas 6/14/24 USD 2,561 CNH 18,516 3
Citibank 4/5/24 INR 11,351 USD 136 —
Citibank 4/12/24 HUF 2,457,705 USD 7,016 (289)
Citibank 4/12/24 RON 6,274 USD 1,379 (17)
Citibank 4/12/24 ZAR 29,968 USD 1,574 6
Citibank 4/12/24 ZAR 3,382 USD 180 (1)
Citibank 4/24/24 EGP 47,266 USD 1,087 (95)
Citibank 4/24/24 USD 781 EGP 33,299 82
Citibank 4/24/24 USD 563 EGP 29,259 (51)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 5/17/24 USD 199 RSD 21,535 $ —
Citibank 5/24/24 USD 3,429 EUR 3,143 30
Citibank 9/5/24 EGP 43,622 USD 829 50
Deutsche Bank 4/5/24 IDR 38,464,147 USD 2,433 (8)
Deutsche Bank 4/5/24 INR 28,773 USD 345 —
Deutsche Bank 4/5/24 USD 570 IDR 8,958,820 5
Deutsche Bank 4/12/24 HUF 438,282 USD 1,223 (24)
Deutsche Bank 4/12/24 USD 793 CZK 18,580 1
Deutsche Bank 4/12/24 USD 783 RON 3,592 4
Deutsche Bank 4/12/24 ZAR 38,207 USD 2,033 (18)
Deutsche Bank 5/17/24 RSD 21,535 USD 199 —
Deutsche Bank 5/17/24 USD 1,066 PLN 4,257 1
Deutsche Bank 5/24/24 EUR 772 USD 834 —
Deutsche Bank 5/24/24 GBP 627 USD 800 (9)
Deutsche Bank 6/7/24 USD 333 THB 11,893 5
Deutsche Bank 7/5/24 USD 2,426 IDR 38,464,147 10
Goldman Sachs 4/3/24 TWD 201,470 USD 6,328 (33)
Goldman Sachs 4/3/24 USD 3,507 TWD 107,955 133
Goldman Sachs 4/5/24 IDR 66,873,625 USD 4,287 (72)
Goldman Sachs 4/5/24 USD 4,475 IDR 69,734,604 79
Goldman Sachs 4/5/24 USD 1,651 INR 137,630 1
Goldman Sachs 4/12/24 ZAR 14,514 USD 775 (9)
Goldman Sachs 4/19/24 USD 1,635 JPY 240,935 38
Goldman Sachs 5/17/24 PLN 2,949 USD 730 7
Goldman Sachs 6/4/24 BRL 50,563 USD 10,053 (35)
Goldman Sachs 6/7/24 THB 79,819 USD 2,245 (45)
Goldman Sachs 7/5/24 USD 6,366 TWD 201,470 37
Goldman Sachs 7/12/24 TRY 29,507 USD 818 (11)
HSBC Bank 4/5/24 IDR 36,018,872 USD 2,274 (4)
HSBC Bank 4/5/24 INR 97,034 USD 1,162 1
HSBC Bank 4/5/24 INR 182,425 USD 2,189 (2)
HSBC Bank 4/5/24 KRW 1,229,794 USD 926 (12)
HSBC Bank 4/5/24 USD 1,543 IDR 24,537,116 (3)
HSBC Bank 4/5/24 USD 509 INR 42,498 —
HSBC Bank 4/12/24 RON 7,480 USD 1,647 (24)
HSBC Bank 4/12/24 USD 2,405 CZK 55,672 31
HSBC Bank 4/12/24 USD 1,747 ZAR 33,105 1
HSBC Bank 4/19/24 JPY 343,015 USD 2,351 (78)
HSBC Bank 4/19/24 USD 1,610 CHF 1,420 32
HSBC Bank 5/17/24 PLN 7,839 USD 1,986 (24)
HSBC Bank 5/24/24 EUR 687 USD 753 (11)
HSBC Bank 6/4/24 USD 1,268 BRL 6,331 14
HSBC Bank 6/7/24 THB 37,963 USD 1,045 2

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 6/7/24 USD 250 MYR 1,178 $ 3
HSBC Bank 7/5/24 IDR 5,312,412 USD 334 —
HSBC Bank 7/5/24 USD 2,183 INR 182,425 2
HSBC Bank 7/5/24 USD 1,159 INR 97,034 (1)
JPMorgan Chase 4/3/24 USD 188 TWD 6,005 1
JPMorgan Chase 4/5/24 IDR 6,437,043 USD 407 (1)
JPMorgan Chase 4/5/24 PEN 2,575 USD 665 27
JPMorgan Chase 4/5/24 USD 447 INR 37,308 —
JPMorgan Chase 4/5/24 USD 358 INR 29,853 —
JPMorgan Chase 4/5/24 USD 248 PEN 943 (6)
JPMorgan Chase 4/9/24 TRY 8,076 USD 249 (3)
JPMorgan Chase 4/9/24 USD 167 TRY 5,546 (2)
JPMorgan Chase 4/12/24 CZK 20,058 USD 866 (11)
JPMorgan Chase 4/12/24 HUF 76,863 USD 216 (6)
JPMorgan Chase 4/12/24 MXN 41,638 USD 2,433 66
JPMorgan Chase 4/12/24 RON 1,606 USD 348 1
JPMorgan Chase 4/12/24 RON 4,326 USD 942 (3)
JPMorgan Chase 4/12/24 USD 1,433 HUF 505,339 50
JPMorgan Chase 4/12/24 USD 35 MXN 610 (2)
JPMorgan Chase 4/19/24 CHF 2,091 USD 2,397 (73)
JPMorgan Chase 5/17/24 PLN 28,514 USD 7,095 40
JPMorgan Chase 5/17/24 RSD 20,021 USD 186 (1)
JPMorgan Chase 5/24/24 EUR 738 USD 803 (6)
JPMorgan Chase 6/7/24 THB 61,166 USD 1,686 1
JPMorgan Chase 6/7/24 THB 54,334 USD 1,545 (47)
JPMorgan Chase 6/14/24 CNH 26,634 USD 3,719 (39)
JPMorgan Chase 7/5/24 IDR 2,063,337 USD 130 —
JPMorgan Chase 9/5/24 EGP 13,684 USD 267 9
Morgan Stanley 4/5/24 PEN 6,040 USD 1,595 28
Morgan Stanley 4/5/24 USD 5,667 PEN 21,007 21
Morgan Stanley 4/5/24 USD 1,745 PEN 6,513 (5)
Morgan Stanley 4/12/24 CZK 46,150 USD 1,971 (4)
Morgan Stanley 4/12/24 MXN 75,406 USD 4,379 147
Morgan Stanley 4/12/24 USD 1,450 ZAR 27,544 (3)
Morgan Stanley 4/19/24 CHF 1,385 USD 1,581 (42)
Morgan Stanley 5/24/24 EUR 643 USD 703 (8)
Morgan Stanley 5/24/24 USD 1,545 EUR 1,422 7
Morgan Stanley 6/7/24 USD 5,388 COP 21,551,959 (122)
RBC Dominion Securities 4/12/24 MXN 56,273 USD 3,281 96
RBC Dominion Securities 4/12/24 USD 1,269 MXN 21,085 3
RBC Dominion Securities 4/12/24 ZAR 7,307 USD 385 —
Standard Chartered 4/5/24 IDR 3,338,091 USD 212 (1)
Standard Chartered 4/5/24 USD 2,215 IDR 34,693,124 28

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/5/24 USD 867 INR 72,294 $ —
Standard Chartered 4/5/24 USD 1,042 PEN 3,832 12
Standard Chartered 4/19/24 JPY 119,762 USD 828 (34)
Standard Chartered 4/19/24 USD 1,612 JPY 240,538 18
Standard Chartered 4/24/24 EGP 15,292 USD 364 (43)
Standard Chartered 5/3/24 USD 353 HKD 2,760 —
State Street 4/12/24 MXN 116,335 USD 7,021 (39)
State Street 4/12/24 USD 2,651 MXN 44,847 (41)
State Street 4/12/24 USD 507 ZAR 9,542 4
State Street 4/12/24 ZAR 7,715 USD 411 (5)
State Street 4/19/24 USD 5,680 JPY 812,097 298
State Street 5/24/24 USD 11,106 EUR 10,269 3
UBS Investment Bank 4/5/24 USD 2,475 IDR 38,581,792 43
UBS Investment Bank 4/12/24 HUF 325,472 USD 931 (40)
UBS Investment Bank 4/12/24 USD 2,274 CZK 52,490 36
UBS Investment Bank 4/12/24 ZAR 16,387 USD 851 13
UBS Investment Bank 4/19/24 CHF 2,030 USD 2,362 (106)
UBS Investment Bank 4/19/24 JPY 232,924 USD 1,585 (42)
UBS Investment Bank 4/19/24 USD 3,216 CHF 2,720 193
UBS Investment Bank 5/10/24 CLP 4,243,853 USD 4,470 (144)
UBS Investment Bank 5/17/24 PLN 1,745 USD 437 (1)
UBS Investment Bank 6/7/24 THB 80,354 USD 2,243 (28)
UBS Investment Bank 6/7/24 USD 1,774 COP 7,088,518 (38)
Wells Fargo 4/5/24 PEN 11,840 USD 3,174 8
Wells Fargo 4/5/24 PEN 11,840 USD 3,199 (16)
Wells Fargo 4/19/24 JPY 123,261 USD 844 (27)
Wells Fargo 5/10/24 CLP 5,016,850 USD 5,307 (193)
Wells Fargo 6/7/24 USD 1,778 COP 7,160,119 (53)
Wells Fargo 7/5/24 USD 3,194 PEN 11,840 17
Wells Fargo 7/5/24 USD 3,170 PEN 11,840 (8)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (581)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 Euro BUND contracts 6/24 1,007 $ 1
Short, 80 Mini ten year JGB contracts 6/24 (7,700) (11)
Long, 21 U.S. Treasury Notes five year contracts 6/24 2,247 (4)
Short, 16 Ultra U.S. Treasury Bonds contracts 6/24 (2,064) (13)
Net payments (receipts) of variation margin to date 17
Variation margin receivable (payable) on open futures contracts $ (10)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 136+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 13,565  ¤  ¤ $ 10,073^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $136 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,073.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 282,751 $ — $ 282,751
Private Investment Company
2
— — — 353
Short-Term Investments 10,073 — — 10,073
Options Purchased — 91 — 91
Total Securities 10,073 282,842 — 293,268
Swaps* — 510 — 510
Forward Currency Exchange
Contracts — 2,318 — 2,318
Futures Contracts* 1 — — 1
Total $ 10,074 $ 285,670 $ — $ 296,097
Liabilities
Swaps* $ — $ 410 $ — $ 410
Forward Currency Exchange
Contracts — 2,899 — 2,899
Futures Contracts* 28 — — 28
Total $ 28 $ 3,309 $ — $ 3,337
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F192-054Q1 03/24